Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 29,453	$ 35,270
Investments in marketable securities		68
Accounts receivable (net of allowance for doubtful accounts)	26,190	25,294
Loan to former employee		340
Other current assets (Note 2)	15,399	15,165
Inventories (Note 3)	14,747	10,881
Total current assets	85,789	87,018
Long-term investments and other assets
Deposit in Escrow (Note 12A1)	4,939	4,888
Investments in affiliated company (Note 4A)	160	207
Investments in other company (Note 4B)	82	80
Other non-current assets (Note 5)	1,890	2,216
Deferred income taxes (Note 16)	4,174	5,568
Funds in respect of employee rights upon retirement	5,515	4,741
Total non-current assets	16,760	17,700
Property and equipment, net (Note 6)	34,156	40,870
Intangible assets, net (Note 7)	2,591	3,355
Goodwill (Note 8)	8,043	8,514
Total assets	147,339	157,457
Current liabilities
Credit from banking institutions (Note 9)	221	390
Accounts payable	9,524	9,319
Deferred revenues	9,526	7,869
Other current liabilities (Note 10)	22,373	20,966
Total current liabilities	41,644	38,544
Long-term liabilities
Long term Loans (Note 11)		173
Liability for employee rights upon retirement	7,915	6,865
Provision for contingencies	3,864	4,250
Other non-current liabilities	460	753
Deferred revenues	806	728
Deferred income taxes (Note 16)	643	792
Total non-current liabilities	13,688	13,561
Contingent liabilities, liens and guarantees (Note 12)
Stockholders' equity (Note 13)
Share capital - ordinary shares of NIS 0.33 1/3 par value: Authorized - December 31, 2012 and 2011 - 60,000,000 shares Issued and outstanding - December 31, 2012 and 2011 - 23,475,431 shares	1,983	1,983
Additional paid- in capital	71,927	71,927
Accumulated other comprehensive income	11,984	14,153
Retained earning	32,187	43,185
Treasury stock at cost - December 31, 2012 and 2011 - 2,507,314 shares	(30,054)	(30,054)
Stockholders' equity	88,027	101,194
Non-controlling interests	3,980	4,158
Total equity	92,007	105,352
Total liabilities and equity	$ 147,339	$ 157,457